Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Cash held in the trust account	$ 345,047,000	$ 79,000	$ 345,047,000
Federal depository insurance corporation coverage limit	250,000		$ 250,000
Maturity on treasury securities			185 days
Deferred tax assets	1,600,000	144,000	$ 1,600,000
Income tax expense	$ 5,273	$ 0	$ 7,000
Class A Common Stock [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Class A common stock subject to possible redemption (in Shares)	27,043,141	28,726,659	27,043,141